Earnings/(loss) per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings/(loss) per share
Earnings per share
Basic earnings per share

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Profit for the period attributable to equity owners of the parent (€m)	154.0	171.2	136.5
Weighted average Ordinary Shares and Founder Preferred Shares	192,004,803	175,622,538	176,080,272
Basic earnings per share (€’s)	0.80	0.97	0.78

For the year ended December 31, 2019, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €154.0 million (year ended December 31, 2018: €171.2 million, year ended December 31, 2017: €136.5 million) by the weighted average number of Ordinary Shares of 190,504,803 (December 31, 2018: 174,122,538, year ended December 31, 2017: 174,580,272) and Founder Preferred Shares of 1,500,000 (December 31, 2018: 1,500,000, year ended December 31, 2017: 1,500,000).
Diluted earnings per share

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Profit for the period attributable to equity owners of the parent (€m)	154.0	171.2	136.5
Weighted average Ordinary Shares and Founder Preferred Shares	198,425,877	175,793,631	184,786,162
Diluted earnings per share (€’s)	0.78	0.97	0.74

For the year ended December 31, 2019, the number of shares in the diluted earnings per share calculation include 6,421,074 shares for the dilutive impact of the Ordinary shares to settle the Founder Preferred Shares Annual Dividend for the year ended December 31, 2019, which were issued in January 2020. Refer to Notes 27 and 38 for further details.